Debt (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
Term loans-Bank	$ 2,526,502	$ 3,404,759
Equipment loans	354,979	334,093
Unamortized debt discount	(61,224)	(73,442)
Total loans payable	2,820,257	3,665,410
Less: current portion	(586,454)	(742,646)
Loans payable, noncurrent	$ 2,233,803	$ 2,922,764